PARENT COMPANY FINANCIAL INFORMATION - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Other assets	$ 11,883	$ 9,509	$ 8,525
Total assets	1,798,834	1,782,592	1,332,506
Liabilities and stockholders’ equity:
Other borrowings	0	12,498	7,975
Subordinated debt	47,154	0	4,493
Accrued interest	107	132	278
Total liabilities	1,629,645	1,605,394	1,191,850
Stockholders’ equity	169,189	177,198	140,656	$ 126,637
Total liabilities and stockholders' equity	$ 1,798,834	1,782,592	1,332,506
Southern States Bancshares, Inc.
Assets:
Cash		399	161
Investment in subsidiary		188,503	152,671
Other assets		794	319
Total assets		189,696	153,151
Liabilities and stockholders’ equity:
Other borrowings		12,498	7,975
Subordinated debt		0	4,493
Accrued interest		0	27
Total liabilities		12,498	12,495
Stockholders’ equity		177,198	140,656
Total liabilities and stockholders' equity		$ 189,696	$ 153,151